CASH AND CASH EQUIVALENTS (Details) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
CASH AND CASH EQUIVALENTS
Money market funds	₺ 18	₺ 6,086,003
Cash and cash equivalents	11,307,632	8,835,465	₺ 10,393,941
Interest accrual on cash and cash equivalents	10,227	1,818
Cash and cash equivalents as reported in the consolidated statement of cash flows	₺ 11,297,405	₺ 8,833,647	₺ 10,392,362	₺ 16,378,445
Time deposits
CASH AND CASH EQUIVALENTS
Average maturity of time deposits	10 days	11 days
Time deposits | TRY
CASH AND CASH EQUIVALENTS
Banks deposits	₺ 10,407,285	₺ 2,053,807
Weighted average interest rates of time deposits	38.27%	48.36%
Time deposits | USD
CASH AND CASH EQUIVALENTS
Banks deposits	₺ 777,199	₺ 548,320
Weighted average interest rates of time deposits	0.76%	0.42%
Demand deposits | TRY
CASH AND CASH EQUIVALENTS
Banks deposits	₺ 91,185	₺ 110,514
Demand deposits | USD
CASH AND CASH EQUIVALENTS
Banks deposits	17,104	21,380
Other foreign currency deposits
CASH AND CASH EQUIVALENTS
Banks deposits	₺ 14,841	₺ 15,441